CERTAMX

1-33119

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

07053305

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

RECD S.E.C.
MAY 1 0 2007
1086

May 10, 2007

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on April 23, 2007 the American Stock Exchange LLC (the "Exchange") received from Allied Nevada Gold Corp. (the "Registrant") a copy of the Registrant's application on Form 10 Amendment #4 for the registration of the following securities:

Common Stock, par value $0.001

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

PROCESSED
MAY 1 0 2007
THOMSON
FINANCIAL

END